February 28, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Bishop Street Funds Post-Effective Amendment No. 53 (File No. 033-80514) and Amendment No. 54 (File No. 811-08572) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 53 and, under the Investment Company Act of 1940, as amended, Amendment No. 54 (the “Filing”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto.

The filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding intermediary-specific sales charge variation disclosure with respect to the Hawaii Municipal Bond Fund, a series of the Trust.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Sincerely,

/s/ Brian T. London
Brian T. London, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001